Schedule of Borrowings (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Long-term borrowings	$ 19,597	$ 66,193
Total current borrowings	19,597	66,193
Long-term borrowings		17,949
Total non-current borrowings		$ 17,949